SHARE-BASED PAYMENTS (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Fixed Share Awards [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	9,313,314	10,031,272
Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum monthly scheme savings	£ 500
Time period to use savings	6 months
Discounted market price of shares	80.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	£ 0.67	£ 0.67
Weighted average remaining contractual life of outstanding share options	1.4	2.9
Weighted average fair value at measurement date, share options granted	£ 0.15	£ 0.13
Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	£ 0.69	£ 0.64
Weighted average remaining contractual life of outstanding share options	4.9	5.1
Weighted average fair value at measurement date, share options granted	£ 0.62	£ 0.68
Factor of options delivered depending on degree to which performance conditions have been met	2.1
Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average fair value at measurement date, share options granted	£ 0.57	£ 0.64
Free Share Awards [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum Employer Contribution To Free Shares Scheme	3,000
Employer Contribution To Free Shares Scheme	£ 200
Number of other equity instruments granted in share-based payment arrangement	21,566,047
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.69
Matching Shares [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	32,025,497	35,956,224
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.67	£ 0.61
Maximum Employer Contribution To Matching Shares Scheme	£ 45
Bottom of range [member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Contract Term Under Share based Payment Arrangement	3 years
Top of range [member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Contract Term Under Share based Payment Arrangement	5 years
2014 [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	55.00%
2015 [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	66.30%